Other current assets and other current liabilities - Other current assets (Details) - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018
Other current assets and other current liabilities
Reserves at CBR	₽ 626	₽ 684
Prepaid expenses	203	156
Other	111	89
Total other current assets	₽ 940	₽ 929